Acquisition and sale of businesses and brands and purchase of non-controlling interests - Sales of businesses and brands narrative (Details) € in Millions, £ in Millions, R in Millions					12 Months Ended
	May 10, 2022 GBP (£)	May 10, 2022 EUR (€)	Apr. 01, 2020 GBP (£)	Apr. 01, 2020 ZAR (R)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items					£ (17)		£ 14	£ (23)
Exchange recycled from other comprehensive income					(63)		0	(4)
Disposal group, disposed of by sale, not discontinued operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Exchange recycled from other comprehensive income					(63)		0	(4)
Portion of consideration paid (received) consisting of cash and cash equivalents					(106)		(14)	£ (11)
Disposal group, disposed of by sale, not discontinued operations | Meta Abo Brewery
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items					(95)
Exchange recycled from other comprehensive income					(63)
Disposal group, disposed of by sale, not discontinued operations | United National Breweries
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Portion of consideration paid (received) consisting of cash and cash equivalents					(6)	R (133)	(10)
Aggregate consideration			£ 27	R 600
Contingent consideration			£ 17	R 378
Disposal group, disposed of by sale, not discontinued operations | USL businesses
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items							3
Portion of consideration paid (received) consisting of cash and cash equivalents							£ (3)
Disposal of brand | Picon Brand
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations1 [Line Items]
Non-operating items					£ 91
Portion of consideration paid (received) consisting of cash and cash equivalents	£ (100)	€ (117)